Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital	Treasury Shared	Accumulated other comprehensive Income	Accumulated deficit	Total	Non-controlling interests	Total
Balance at Dec. 31, 2016		$ 1,783	$ 88,578	$ (970)	$ 491	$ (86,017)	$ 3,865	$ 42	$ 3,907
Balance, shares at Dec. 31, 2016		28,156,728
Net loss						(4,748)	(4,748)	(94)	(4,842)
Adjustment arising from translating financial statements from functional currency to presentation currency					636		636		636
Total comprehensive loss					636	(4,748)	(4,112)	(94)	(4,206)
Issuance of share capital and warrants, net of issuance expenses		$ 330	2,482				2,812		2,812
Issuance of share capital and warrants, net of issuance expenses, shares		5,000,000
Issuance of share capital		$ 10	85				95		95
Issuance of share capital, shares		138,890
Proceeds from sale of subsidiary in previously consolidated subsidiaries			(838)	970			132	52	184
Share-based payments			192				192		192
Balance at Dec. 31, 2017		$ 2,123	90,499		1,127	(90,765)	$ 2,984		2,984
Balance, shares at Dec. 31, 2017		33,295,618
Net loss			0			(6,571)			(6,571)
Liability reclassified to equity	[1]		2,030						2,030
Cumulative effect of initial adoption of ASC 606 as of January 1, 2018						(350)			(350)
Issuance of share capital and warrants, net of issuance expenses		$ 482	3,905						4,387
Issuance of share capital and warrants, net of issuance expenses, shares		6,667,672
Issuance of share capital		$ 30	252						282
Issuance of share capital, shares		437,000
Share-based payments			253						253
Balance at Dec. 31, 2018		$ 2,635	96,939		1,127	(97,686)			3,015
Balance, shares at Dec. 31, 2018		40,399,290
Net loss						(12,625)			(12,625)
Issuance of share capital and warrants, net of issuance expenses		$ 5,518	6,149						11,667
Issuance of share capital and warrants, net of issuance expenses, shares		79,256,703
Issuance of share capital		$ 72	43						115
Issuance of share capital, shares		996,690
Share-based payments			270						270
Balance at Dec. 31, 2019		$ 8,225	$ 103,401		$ 1,127	$ (110,311)			$ 2,442
Balance, shares at Dec. 31, 2019		120,652,683

[1]	See note 2c.